UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09401

Name of Fund: The BlackRock Strategic Municipal Trust (BSD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The BlackRock Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

	Par
	(000)	Value

Municipal Bonds
Alabama — 1.1%
Alabama State Docks Department,
Refunding RB, 6.00%, 10/01/40	$655	$759,309
County of Jefferson Alabama, RB, Series
A, 5.25%, 1/01/19	465	465,511
		1,224,820
Alaska — 1.0%
Northern Tobacco Securitization Corp.,
Refunding RB, Series A:
4.63%, 6/01/23	725	722,818
5.00%, 6/01/46	480	376,526
		1,099,344
Arizona — 1.9%
Salt Verde Financial Corp., RB, Senior,
5.00%, 12/01/37	1,320	1,370,226
San Luis Facility Development Corp., RB,
Senior Lien, Regional Detention
Center Project:
6.25%, 5/01/15	135	134,226
7.00%, 5/01/20	210	213,801
7.25%, 5/01/27	420	402,192
		2,120,445
California — 7.2%
Bay Area Toll Authority, Refunding RB,
San Francisco Bay Area, Series F-1,
5.63%, 4/01/44	720	833,400
California County Tobacco Securitization
Agency, RB, CAB Stanislaus, Sub-
Series C, 11.01%, 6/01/55 (a)	3,095	31,445
California Health Facilities Financing
Authority, RB:
Stanford Hospital and Clinics,
Series A, 5.00%, 8/15/51	370	405,794
Sutter Health, Series B,
6.00%, 8/15/42	1,010	1,213,010
California State Public Works Board, RB,
Various Capital Projects, Sub-Series I-
1, 6.38%, 11/01/34	375	455,531
California Statewide Communities
Development Authority, RB, Series A,
5.00%, 4/01/42	690	755,260
City of Los Angeles Department of
Airports, Refunding RB, Series A,
5.25%, 5/15/39	250	281,688
Foothill Eastern Transportation Corridor
Agency California, Refunding RB, CAB,
6.07%, 1/15/33 (a)	3,835	1,128,602
State of California, GO, Various Purpose:
6.00%, 3/01/33	800	985,472
6.50%, 4/01/33	650	811,889
State of California, GO, Refunding,
Various Purpose, 5.00%, 10/01/41	960	1,047,638
		7,949,729

	Par
	(000)	Value

Municipal Bonds
Colorado — 1.5%
Colorado Health Facilities Authority,
Refunding RB:
Evangelical Lutheran Good
Samaritan Society Project,
5.00%, 12/01/42	$5	$5,298
Catholic Health, Series A,
5.50%, 7/01/34	680	777,240
Park Creek Metropolitan District
Colorado, Refunding RB, Senior,
Limited Tax, Property Tax, 5.50%,
12/01/37	440	465,934
Regional Transportation District, COP,
Refunding, Series A, 5.38%, 6/01/31	320	364,781
		1,613,253
Connecticut — 1.9%
State of Connecticut, GO, Refunding,
Series C:
5.00%, 6/01/23	990	1,249,162
5.00%, 6/01/24	630	787,601
		2,036,763
Delaware — 2.1%
County of Sussex Delaware, RB, NRG
Energy, Inc., Indian River Project,
6.00%, 10/01/40	820	931,135
Delaware State EDA, RB, Exempt
Facilities, Indian River Power, 5.38%,
10/01/45	1,280	1,385,574
		2,316,709
District of Columbia — 1.8%
District of Columbia, Tax Allocation
Bonds, City Market O Street Project,
Tax Increment Revenue, 5.13%,
6/01/41	690	743,310
Metropolitan Washington Airports
Authority, Refunding RB, First Senior
Lien, Series A:
5.00%, 10/01/39	160	175,726
5.25%, 10/01/44	1,000	1,107,360
		2,026,396
Florida — 8.3%
Citizens Property Insurance Corp., RB,
Senior Secured, Series A-1:
5.00%, 6/01/19	500	574,230
5.00%, 6/01/21	535	617,197
Highlands County Florida Health
Facilities Authority, RB, Adventist,
Series G, 5.13%, 11/15/32	1,000	1,066,610
Hillsborough County IDA, RB, National
Gypsum Co., Series A, AMT, 7.13%,
4/01/30	3,300	3,302,178
BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

	Par
	(000)	Value

Municipal Bonds
Florida (concluded)
Miami Beach Health Facilities Authority,
RB, Mount Sinai Medical Center of
Florida, 6.75%, 11/15/21	$1,095	$1,196,726
Mid-Bay Bridge Authority, RB, Series A,
7.25%, 10/01/40	720	908,791
Sumter Landing Community
Development District Florida, RB, Sub-
Series B, 5.70%, 10/01/38	1,515	1,386,392
		9,052,124
Georgia — 1.4%
DeKalb Private Hospital Authority,
Refunding RB, Children's Healthcare,
5.25%, 11/15/39	265	293,156
Metropolitan Atlanta Rapid Transit
Authority, RB, Third Series, 5.00%,
7/01/39	1,095	1,222,874
		1,516,030
Hawaii — 0.5%
State of Hawaii, RB, Series A, 5.25%,
7/01/30	425	497,807
Illinois — 14.6%
Chicago Board of Education Illinois, GO,
5.50%, 12/01/39	625	728,637
Chicago Transit Authority, RB, Sales Tax
Receipts Revenue, 5.25%, 12/01/40	330	376,474
City of Chicago Illinois, GARB, O'Hare
International Airport, Third Lien,
Series C, 6.50%, 1/01/41	1,855	2,277,346
City of Chicago Illinois, GO, Series A,
5.00%, 1/01/34	1,430	1,600,771
City of Chicago Illinois, RB, O'Hare
International Airport, General Third
Lien, Series A, 5.63%, 1/01/35	800	938,904
City of Chicago Illinois, Refunding RB,
Sales Tax Receipt Revenue, Series A,
5.25%, 1/01/38	260	298,475
City of Chicago Illinois O'Hare
International Airport, RB, Third Lien,
Series A, 5.75%, 1/01/39	1,500	1,768,110
Illinois Finance Authority, RB, MJH
Education Assistance IV LLC, Sub-
Series B, 5.38%, 6/01/35 (b)(c)	300	29,991
Illinois Finance Authority, Refunding RB:
5.00%, 11/15/37	305	339,718
5.00%, 11/15/42	555	614,468
Central DuPage Health, Series
B, 5.50%, 11/01/39	2,500	2,814,175
Friendship Village
Schaumburg, Series A,
5.63%, 2/15/37	145	145,608

	Par
	(000)	Value

Municipal Bonds
Illinois (concluded)
Metropolitan Pier & Exposition Authority,
Refunding RB (AGM):
CAB, Series B, 5.12%,
6/15/44 (a)	$2,980	$594,868
McCormick Place Expansion
Project, Series B, 5.00%,
6/15/50	990	1,071,180
McCormick Place Expansion
Project, Series B-2, 5.00%,
6/15/50	785	849,095
Railsplitter Tobacco Settlement
Authority, RB:
5.50%, 6/01/23	175	204,211
6.00%, 6/01/28	940	1,093,887
State of Illinois, RB, Build Illinois, Series
B, 5.25%, 6/15/34	200	227,220
		15,973,138
Indiana — 2.6%
Indiana Finance Authority, RB:
First Lien, Series A, 5.25%,
10/01/38	500	578,700
Sisters of St. Francis Health,
5.25%, 11/01/39	270	296,744
Indiana Finance Authority, Refunding
RB, Ascension Health Senior Credit,
Series B-5, 5.00%, 11/15/36	500	530,420
Indiana Health Facility Financing
Authority, Refunding RB, Methodist
Hospital, Inc., 5.38%, 9/15/22	1,060	1,060,742
Indiana Municipal Power Agency, RB,
Series B, 6.00%, 1/01/39	350	408,198
		2,874,804
Iowa — 0.6%
Iowa Student Loan Liquidity Corp.,
Refunding RB, Senior Series A-1, AMT,
5.15%, 12/01/22	625	705,194
Kansas — 0.4%
Kansas Development Finance Authority,
Refunding RB, Sisters of Leavenworth,
Series A, 5.00%, 1/01/40	450	490,982
Kentucky — 3.0%
Kentucky Economic Development
Finance Authority, RB, Owensboro
Medical Health System, Series A,
6.38%, 6/01/40	320	376,541
Kentucky Economic Development
Finance Authority, Refunding RB,
Norton Healthcare Inc., Series B
(NPFGC), 4.39%, 10/01/24 (a)	5,000	2,947,900
		3,324,441

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2012	2

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

	Par
	(000)	Value

Municipal Bonds
Louisiana — 3.1%
Louisiana Local Government
Environmental Facilities & Community
Development Authority, RB, Westlake
Chemical Corp., Series A-1, 6.50%,
11/01/35	$1,055	$1,222,154
Parish of Saint John the Baptist
Louisiana, RB, Marathon Oil Corp.,
Series A, 5.13%, 6/01/37	1,000	1,062,030
State of Louisiana Gasoline & Fuels Tax
Revenue, RB, Second Lien, Series B,
5.00%, 5/01/45	1,025	1,152,951
		3,437,135
Maine — 1.1%
Maine State Turnpike Authority, RB,
Series A, 5.00%, 7/01/42	1,000	1,150,060
Maryland — 1.8%
Maryland EDC, RB, Transportation
Facilities Project, Series A, 5.75%,
6/01/35	135	147,191
Maryland EDC, Refunding RB, CNX
Marine Terminals, Inc., 5.75%,
9/01/25	1,000	1,082,470
Maryland Health & Higher Educational
Facilities Authority, Refunding RB,
Charlestown Community, 6.25%,
1/01/41	690	787,814
		2,017,475
Massachusetts — 1.2%
Massachusetts Development Finance
Agency, RB, Wellesley College Issue,
Series J, 5.00%, 7/01/42	570	666,079
Massachusetts Health & Educational
Facilities Authority, Refunding RB,
Partners Healthcare, Series J1,
5.00%, 7/01/39	570	621,374
		1,287,453
Michigan — 4.0%
City of Detroit Michigan, Water Supply
System, RB, Senior Lien, Series A,
5.25%, 7/01/41	1,500	1,573,950
Kalamazoo Hospital Finance Authority,
Refunding RB, Bronson Methodist
Hospital, 5.50%, 5/15/36	435	482,880
Lansing Board of Water & Light Utilities,
RB, Series A, 5.50%, 7/01/41	465	550,951
Michigan State Hospital Finance
Authority, Refunding RB, Henry Ford
Health System, Series A, 5.25%,
11/15/46	500	527,160

	Par
	(000)	Value

Municipal Bonds
Michigan (concluded)
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont Hospital, 8.25%, 9/01/39	$$1,000	$1,289,910
		4,424,851
Minnesota — 2.1%
Tobacco Securitization Authority
Minnesota, Refunding RB, Tobacco
Settlement, Series B:
5.25%, 3/01/25	1,415	1,641,839
5.25%, 3/01/31	595	669,333
		2,311,172
Missouri — 0.3%
Missouri State Health & Educational
Facilities Authority, RB, Senior Living
Facilities, Lutheran Senior Home,
5.50%, 2/01/42	330	350,378
Nebraska — 1.4%
Central Plains Energy Project Nebraska,
RB, Gas Project No. 3:
5.25%, 9/01/37	260	275,894
5.00%, 9/01/42	455	468,054
Douglas County Hospital Authority No. 2,
RB, Health Facilities, Immanuel
Obligation Group, 5.63%, 1/01/40	720	801,749
		1,545,697
Nevada — 0.8%
County of Clark Nevada, Refunding RB,
Alexander Dawson School Nevada
Project, 5.00%, 5/15/29	880	923,859
New Jersey — 6.0%
Middlesex County Improvement
Authority, RB, Subordinate Heldrich,
Center Hotel, Series B, 6.25%,
1/01/37 (b)(c)	645	48,368
New Jersey EDA, RB, AMT:
Continental Airlines Inc.
Project, 6.40%, 9/15/23	1,810	1,817,421
Continental Airlines Inc.
Project, 6.63%, 9/15/12	500	502,555
New Jersey EDA, Cigarette Tax,
Refunding RB, 5.00%, 6/15/24	305	345,568
New Jersey State Turnpike Authority, RB,
Series E, 5.25%, 1/01/40	1,355	1,524,145
New Jersey Transportation Trust Fund
Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	575	672,071
Series B, 5.25%, 6/15/36	775	892,963
Tobacco Settlement Financing Corp.
New Jersey, Refunding RB, Series 1A,
4.50%, 6/01/23	770	732,478
		6,535,569

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

	Par
	(000)	Value

Municipal Bonds
New York — 6.3%
Albany Industrial Development Agency,
RB, New Covenant Charter School
Project, Series A, 7.00%, 5/01/35
(b)(c)	$315	$70,872
Metropolitan Transportation Authority,
RB, Series E, 5.00%, 11/15/42	170	191,082
Metropolitan Transportation Authority,
Refunding RB, Transportation, Series
D, 5.25%, 11/15/40	385	435,162
New York City Industrial Development
Agency, RB:
American Airlines, Inc., JFK
International Airport, 7.75%,
8/01/31 (b)(c)	3,000	3,195,000
British Airways PLC Project,
7.63%, 12/01/32	1,000	1,027,790
New York Liberty Development Corp.,
Refunding RB, Second Priority, Bank
of America Tower at One Bryant Park
Project, 6.38%, 7/15/49	385	439,150
New York State Thruway Authority, RB,
Series I, 5.00%, 1/01/42	555	625,552
Port Authority of New York & New Jersey,
RB, JFK International Air Terminal:
6.00%, 12/01/36	410	465,887
6.00%, 12/01/42	395	447,349
		6,897,844
North Carolina — 0.4%
North Carolina Medical Care
Commission, RB, Duke University
Health System, Series A, 5.00%,
6/01/42	440	485,976
Ohio — 2.4%
County of Hamilton Ohio, RB, Christ
Hospital Project, 5.00%, 6/01/42	575	601,329
County of Montgomery Ohio, Refunding
RB, Catholic Healthcare, Series A,
5.00%, 5/01/39	885	952,570
State of Ohio, RB, Ford Motor Co.
Project, AMT, 5.75%, 4/01/35	1,000	1,033,550
		2,587,449
Oregon — 0.8%
City of Tigard Washington County
Oregon, Refunding RB, Water System,
5.00%, 8/01/37	80	92,835
Oregon State Facilities Authority, RB,
(AGC), 5.00%, 7/01/44	715	767,581
		860,416

	Par
	(000)	Value

Municipal Bonds
Pennsylvania — 1.2%
Allegheny County Hospital Development
Authority, Refunding RB, Health
System West Penn, Series A, 5.38%,
11/15/40	$735	$600,201
Pennsylvania Economic Development
Financing Authority, RB, Aqua
Pennsylvania, Inc. Project, 5.00%,
11/15/40	600	669,276
		1,269,477
Puerto Rico — 3.2%
Puerto Rico Sales Tax Financing Corp.,
RB, Sub-Series Series A, 6.50%,
8/01/44	1,770	2,112,902
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series C, 5.43%,
8/01/39 (a)	5,910	1,391,096
		3,503,998
South Carolina — 3.5%
South Carolina Jobs, EDA, RB, Palmetto
Health, Series C:
7.00%, 8/01/13	2,225	2,374,676
7.00%, 8/01/13	275	293,499
South Carolina State Ports Authority, RB,
5.25%, 7/01/40	1,040	1,170,218
		3,838,393
Tennessee — 0.1%
Rutherford County Health & Educational
Facilities Board, RB, Series C, 5.00%,
11/15/47	65	73,221
Texas — 14.6%
Brazos River Authority, RB, TXU Electric,
Series A, AMT, 8.25%, 10/01/30	730	82,264
Central Texas Regional Mobility
Authority, Refunding RB, Senior Lien,
6.25%, 1/01/46	680	788,399
City of Austin Texas, Refunding RB,
Water & Wastewater System
Revenue, 5.00%, 11/15/37	200	233,440
City of Dallas Texas, Refunding RB,
5.00%, 10/01/35	475	547,799
City of Houston Texas, Refunding RB:
Combined, First Lien, Series A,
(AGC), 6.00%, 11/15/35	2,730	3,328,825
Senior Lien, Series A, 5.50%,
7/01/39	485	544,679
Harris County-Houston Sports Authority,
Refunding RB, CAB, Senior Lien,
Series A (NPFGC), 5.95%, 11/15/38 (a)	4,750	1,017,497
La Joya Independent School District,
Refunding GO (PSF-GTD):
4.00%, 2/15/32	1,400	1,524,362

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2012	4

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

	Par
	(000)	Value

Municipal Bonds
Texas (concluded)
La Joya Independent School District,
Refunding GO (PSF-GTD) (concluded):
4.00%, 2/15/33	$1,000	$1,080,710
La Vernia Higher Education Finance
Corp., RB, KIPP, Inc., 6.38%, 8/15/44	500	583,560
North Texas Tollway Authority, RB, CAB,
Special Projects System, Series B,
5.39%, 9/01/37 (a)	640	168,781
North Texas Tollway Authority,
Refunding RB, Toll, Second Tier,
Series F, 6.13%, 1/01/31	1,025	1,133,517
Tarrant County Cultural Education
Facilities Finance Corp., RB, Scott &
White Healthcare, 6.00%, 8/15/45	1,270	1,500,530
Texas Private Activity Bond Surface
Transportation Corp., RB, Senior Lien,
NTE Mobility Partners LLC North
Tarrant Express Managed Lanes
Project, 6.88%, 12/31/39	500	600,330
Texas Private Activity Bond Surface
Transportation Corp., RB, Senior Lien,
LBJ Infrastructure Group LLC LBJ
Freeway Managed Lanes Project,
7.00%, 6/30/40	1,000	1,220,800
Texas State Public Finance Authority,
Refunding ERB, KIPP, Inc., Series A
(ACA), 5.00%, 2/15/36	500	512,340
University of Texas System, Refunding
RB, Series B, 5.00%, 8/15/43	970	1,139,837
		16,007,670
Virginia — 6.1%
City of Norfolk Virginia, Refunding RB,
Series B (AMBAC), 5.50%, 2/01/31	355	355,387
Fairfax County EDA, Refunding RB,
Goodwin House Inc., 5.13%,
10/01/42	1,000	1,024,300
University of Virginia, Refunding RB,
General, 5.00%, 6/01/40	2,500	2,875,850
Virginia Small Business Financing
Authority, RB, Senior Lien, Elizabeth
River Crossings Project, AMT:
5.25%, 1/01/32	250	270,470
6.00%, 1/01/37	1,500	1,713,165
5.50%, 1/01/42	365	402,215
		6,641,387
Washington — 1.1%
Washington Health Care Facilities
Authority, RB, Swedish Health
Services, Series A, 6.75%, 11/15/41	630	878,699

	Par
	(000)	Value

Municipal Bonds
Washington (concluded)
Washington Health Care Facilities
Authority, Refunding RB, Providence
Health & Services, Series A, 5.00%,
10/01/42	$320	$356,979
		1,235,678
Wisconsin — 2.1%
Wisconsin Health & Educational
Facilities Authority, RB, Ascension
Health Credit Group, Series A, 5.00%,
11/15/31	2,165	2,327,115
Wyoming — 1.6%
County of Sweetwater Wyoming,
Refunding RB, Idaho Power Co.
Project, 5.25%, 7/15/26	975	1,113,216
Wyoming Municipal Power Agency, RB,
Series A:
5.00%, 1/01/42	95	102,839
5.38%, 1/01/42	500	547,945
		1,764,000
Total Municipal Bonds – 115.1%		126,298,252

Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts (d)
Alabama — 0.7%
Alabama Special Care Facilities
Financing Authority-Birmingham,
Refunding RB, Ascension Health
Senior Credit, Series C-2, 5.00%,
11/15/36	760	804,996
Arizona — 0.8%
Salt River Project Agricultural
Improvement & Power District, RB,
Series A, 5.00%, 1/01/38	770	855,733
California — 8.5%
California Educational Facilities
Authority, RB, University of Southern
California, Series A, 5.25%, 10/01/39	855	1,000,820
City of Los Angeles California
Department of Airports, Refunding RB,
Senior, Los Angeles International
Airport, Series A, 5.00%, 5/15/40	1,880	2,109,977
Los Angeles Community College District
California, GO, Election of 2001,
Series A (AGM), 5.00%, 8/01/32	740	834,232
San Diego Community College District
California, GO, Election of 2002,
5.25%, 8/01/33	553	649,010

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2012	5

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

	Par
	(000)	Value
Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts (d)
California (concluded)
San Francisco City & County Public
Utilities Commission, RB, Series B,
5.00%, 11/01/39	$2,970	$3,339,913
University of California, RB, Limited
Project, Series B, 4.75%, 5/15/38	1,290	1,348,494
		9,282,446
Colorado — 1.9%
Colorado Health Facilities Authority, RB,
Catholic Health (AGM):
C-3, 5.10%, 10/01/41	1,210	1,292,353
C-7, 5.00%, 9/01/36	780	834,132
		2,126,485
Connecticut — 3.2%
Connecticut State Health & Educational
Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	1,580	1,803,444
Series X-3, 4.85%, 7/01/37	1,540	1,762,068
		3,565,512
Illinois — 1.0%
City of Chicago Illinois, Refunding RB,
5.00%, 11/01/42	920	1,046,853
Maryland — 1.3%
Maryland Health & Higher Educational
Facilities Authority, Refunding RB,
5.00%, 11/15/51	1,320	1,466,717
Massachusetts — 3.5%
Massachusetts School Building
Authority, RB, Senior, Series B, 5.00%,
10/15/41	1,430	1,652,279
Massachusetts Water Resources
Authority, Refunding RB, General,
Series A, 5.00%, 8/01/41	1,980	2,227,560
		3,879,839
Michigan — 0.9%
Detroit Water and Sewerage
Department, Refunding RB:
5.00%, 7/01/32	500	525,934
5.25%, 7/01/39	425	447,977
		973,911
New Hampshire — 0.7%
New Hampshire Health & Education
Facilities Authority, RB, Dartmouth
College, 5.25%, 6/01/39	645	769,362
New York — 11.8%
Hudson New York Yards Infrastructure
Corp., Senior RB, Series A, 5.75%,
2/15/47	500	585,985

	Par
	(000)	Value
Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts (d)
New York (concluded)
New York City Municipal Water Finance
Authority, Refunding RB, Series FF-2,
5.50%, 6/15/40	$510	$600,613
New York City Transitional Finance
Authority, RB, Future Tax Secured
Revenue, Sub-Series E-1, 5.00%,
2/01/42	780	900,275
New York Liberty Development Corp.,
RB, 1 World Trade Center Port
Authority Construction, 5.25%,
12/15/43	3,375	3,892,894
New York Liberty Development Corp.,
Refunding RB, 4 World Trade Center
Project, 5.75%, 11/15/51	2,030	2,401,794
New York State Dormitory Authority,
ERB, Series F, 5.00%, 3/15/35	4,184	4,552,751
		12,934,312
Tennessee — 1.3%
Shelby County Health Educational &
Housing Facilities Board, Refunding
RB, St. Jude's Children's Research
Hospital, 5.00%, 7/01/31	1,280	1,405,683
Texas — 3.3%
County of Harris Texas, RB, Senior Lien,
Toll Road, Series A, 5.00%, 8/15/38	2,140	2,409,747
Harris County Texas Metropolitan
Transit Authority, Refunding RB,
Series A, 5.00%, 11/01/41	1,080	1,236,395
		3,646,142
Utah — 1.1%
City of Riverton Utah Hospital, RB, IHC
Health Services Inc., 5.00%, 8/15/41	1,155	1,261,934
Virginia — 1.9%
University of Virginia, Refunding RB,
General, 5.00%, 6/01/40	1,785	2,052,901
Washington — 3.5%
Central Puget Sound Regional Transit
Authority, RB, Series A (AGM), 5.00%,
11/01/32	900	1,026,008
State of Washington, GO, Various
Purpose, Series E, 5.00%, 2/01/34	2,400	2,766,768
		3,792,776
Total Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts – 45.4%		49,865,602
Total Long-Term Investments
(Cost – $161,562,062) – 160.5%		176,163,854

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2012	6

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

	Shares	Value
Short-Term Securities
Money Market Funds — 1.4%
FFI Institutional Tax-Exempt Fund,
0.01% (e)(f)	1,517,597	$1,517,597
	Par
	(000)
Pennsylvania — 0.2%
Beaver County IDA, Refunding RB,
0.15%, 8/01/12 (g)	$200	200,000
Total Short-Term Securities
(Cost – $1,717,597) – 1.6%		1,717,597
Total Investments (Cost - $163,279,659*) – 162.1%		177,881,451
Other Assets Less Liabilities – 1.3%		1,421,859
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable – (24.3)%		(26,684,109)
VMTP Shares, at Liquidation Value – (39.1)%		(42,900,000)
Net Assets Applicable to Common Shares – 100.0%	$109,719,201

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$136,572,359
Gross unrealized appreciation	$16,642,976
Gross unrealized depreciation	(2,003,013)
Net unrealized appreciation	$14,639,963

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	Non-income producing security.
(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(d)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
	Shares		Shares
	Held at	Net	Held at
Affiliate	April 30, 2012	Activity	July 31, 2012	Income
FFI Institutional
Tax-Exempt
Fund	1,161,303	356,294	1,517,597	$ 107

(f)	Represents the current yield as of report date.
(g)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust 's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2012	7

Schedule of Investments (concluded)	BlackRock Strategic Municipal Trust (BSD)

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$ 176,163,854	—	$ 176,163,854
Short-Term
Securities	$ 1,517,597	200,000	—	1,717,597
Total	$ 1,517,597	$ 176,363,854	—	$ 177,881,451

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust
Certificates	—	$ (26,669,129)	—	$ (26,669,129)
VMTP
Shares	—	(42,900,000)	—	(42,900,000)
Total	—	$ (69,569,129)	—	$ (69,569,129)

There were no transfers between levels during the period ended July 31, 2012.

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2012	8

Item 2 –  Controls and Procedures

2(a) –    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Strategic Municipal Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Strategic Municipal Trust

Date: September 25, 2012